Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract liabilities		$ 956,884	$ 639,328
Less - Advances presented under long-term liabilities		175,890	133,649
Less - Advances deducted from inventories		0	52,596
Customer advances - Total		780,994	453,083
Less - Costs incurred on contracts in progress		0	34,523
Contract liabilities (customer advances)		780,994	$ 418,560
Increase in contract liabilities	$ 321,929
Contract liabilities acquired		153,000
Contract liabilities recognized		$ 393,000